UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment          [ ];     Amendment Number: _____

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TAMRO Capital Partners LLC
Address:  1660 Duke Street, Suite 200
          Alexandria, VA  22314

Form 13F File Number:  28-10212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Betsy M. Moszeter,
Title:     Chief Operating Officer & Chief Compliance Officer
Phone:     703-740-1011

Signature,                    Place, and                    Date of Signing:
----------                    ----------                    ---------------
Betsy Moszeter              Alexandria, VA                  August 14, 2007

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                        Name
         --------------------                        ----

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         111

Form 13F Information Table Value Total:         763,253.38 (x1000)



List of Other Included Managers:

TAMRO HOLDINGS AS OF 6/30/07

Column 1                        Column 2 Column 3   Column 4     Column 5          Column 6        Column 7          Column 8
                                                                             Investment Discretion               Voting Authority
                                                                             ---------------------               ----------------
                                                                Amount and
                                Title of           Fair Market    Type of                           Other
Name of Issuer                    Class    Cusip   Value ($000)  Security     Sole  Shared  Other  Managers    Sole   Shared   None
--------------                  --------   -----   ------------ ----------    ----  ------  -----  --------    ----   ------   ----
99 Cents Only Stores             Common  65440K106       56.96      4345  SH           X                                       4,345
ACCO Brands Corp.                Common  00081T108   14,335.37    621925  SH           X                      552,900         69,025
AES Corp.                        Common  00130H105    4,172.73    190710  SH           X                       16,685        174,025
Alcoa Inc.                       Common  013817101    3,991.27     98477  SH           X                       10,852         87,625
Alpha Natural Resources Inc.     Common  02076X102    6,913.92    332560  SH           X                      295,300         37,260
American Intl Group Inc.         Common  026874107    3,479.79     49690  SH           X                        5,345         44,345
Anadarko Pete Corp.              Common  032511107    4,631.79     89090  SH           X                        8,275         80,815
Analogic Corp.                   Common  032657207   12,733.33    173219  SH           X                      153,969         19,250
Andrew Corp.                     Common  034425108   14,804.47   1025240  SH           X                      904,815        120,425
Anheuser-Busch Cos. Inc.         Common  035229103    3,938.08     75500  SH           X                        6,200         69,300
Avery Dennison Corp.             Common  053611109      329.08      4950  SH           X                        4,140            810
Avocent Corp.                    Common  053893103   14,974.93    516199  SH           X                      392,439        123,760
Baldor Elec Co.                  Common  057741100   21,548.22    437261  SH           X                      333,066        104,195
Berkshire Hathaway Inc. (Cl B)   Common  084670207    4,841.52      1343  SH           X                          163          1,180
Bob Evans Farms Inc.             Common  096761101   11,739.86    318585  SH           X                      283,240         35,345
Bowater Inc.                     Common  102183100   21,624.81    866726  SH           X                      650,081        216,645
California Pizza Kitchen Inc.    Common  13054D109    8,455.34    393638  SH           X                      348,759         44,879
Capital One Financial Corp.      Common  14040H105    3,186.63     40625  SH           X                        4,475         36,150
CarMax Inc.                      Common  143130102       50.11      1965  SH           X                                       1,965
Champion Enterprises Inc.        Common  158496109       23.30      2370  SH           X                                       2,370
Chevron Corp.                    Common  166764100    2,563.42     30430  SH           X                                      30,430
Cisco Systems Inc.               Common  17275R102    4,602.21    165250  SH           X                       16,500        148,750
Citigroup Inc.                   Common  172967101    3,270.25     63760  SH           X                        5,800         57,960
Citrix Systems Inc.              Common  177376100    2,253.94     66942  SH           X                                      66,942
Coca-Cola Co.                    Common  191216100    3,577.01     68381  SH           X                        6,466         61,915
Cognex Corp.                     Common  192422103       39.17      1740  SH           X                                       1,740
Comcast Corp. (Cl A)             Common  20030N101    3,769.12    134037  SH           X                       11,932        122,105
Corinthian Colleges Inc.         Common  218868107    9,760.81    599190  SH           X                      531,060         68,130
Dell Inc Com                     Common  24702R101       15.13       530  SH           X                                         530
Discovery Holdings               Common  25468Y107       47.36      2060  SH           X                                       2,060
Double-Take Software Inc.        Common  258598101    9,723.58    592540  SH           X                      526,970         65,570
Dow Chemical Co.                 Common  260543103    3,422.63     77400  SH           X                        6,785         70,615
Dow Jones & Co Inc Com           Common  260561105        6.32       110  SH           X                                         110
Dynegy Inc.                      Common  26817G102        5.42       574  SH           X                          574
E.I. DuPont de Nemours & Co.     Common  263534109    3,052.99     60051  SH           X                        7,966         52,085
eBay Inc.                        Common  278642103    3,841.97    119390  SH           X                       11,105        108,285
Eli Lilly & Co.                  Common  532457108       27.94       500  SH           X                                         500
EMC Corp.                        Common  268648102    6,481.25    358080  SH           X                       35,715        322,365
Emulex Corp.                     Common  292475209   12,838.78    587856  SH           X                      522,401         65,455
Exxon Mobil Corp.                Common  30231G102      376.12      4484  SH           X                        4,484
FelCor Lodging Trust Inc.        Common  31430F101   13,023.12    500312  SH           X                      445,407         54,905
First Marblehead Corp.           Common  320771108    3,975.86    102895  SH           X                                     102,895
Ford Motor Co.                   Common  345370860    2,693.84    285970  SH           X                       29,225        256,745
Fred's Inc.                      Common  356108100   13,823.64   1033157  SH           X                      918,227        114,930
GAMCO Investors Inc.             Common  361438104   12,371.02    220714  SH           X                      196,024         24,690
General Cable Corp.              Common  369300108   26,640.21    351686  SH           X                      264,081         87,605
General Electric Co.             Common  369604103    4,725.67    123450  SH           X                        7,335        116,115
Goldman Sachs Group Inc.         Common  38141G104    3,164.55     14600  SH           X                        1,650         12,950
Gray Television Inc.             Common  389375106    8,631.76    931150  SH           X                      827,590        103,560
Hain Celestial Group Inc.        Common  405217100   20,136.31    741942  SH           X                      554,152        187,790
Helmerich & Payne Inc.           Common  423452101   13,997.17    395177  SH           X                      351,367         43,810
Intuit Inc.                      Common  461202103    3,451.08    114730  SH           X                       11,490        103,240
Janus Capital Group Inc.         Common  47102X105    4,842.35    173935  SH           X                                     173,935
JetBlue Airways Corp.            Common  477143101   14,500.66   1234099  SH           X                    1,096,844        137,255
Johnson & Johnson                Common  478160104    1,644.33     26685  SH           X                        2,490         24,195
JPMorgan Chase & Co.             Common  46625H100      334.40      6902  SH           X                        6,902
Kroger Co.                       Common  501044101      256.12      9105  SH           X                        9,105
Knight Capital Group Inc.        Common  499005106   12,066.97    726926  SH           X                      645,461         81,465
L-1 Identity Solutions Inc.      Common  50212A106   19,103.53    934158  SH           X                      678,198        255,960
Legg Mason Inc.                  Common  524901105    3,522.00     35800  SH           X                        3,240         32,560
Level 3 Communications Inc.      Common  52729N100       34.92      5970  SH           X                                       5,970
Lexington Realty Trust           Common  529043101   11,900.82    572155  SH           X                      508,000         64,155
ManTech Int'l Corp.              Common  564563104    5,101.87    165484  SH           X                      147,054         18,430
McDonald's Corp.                 Common  580135101    3,624.97     71414  SH           X                        7,609         63,805
Merck & Co. Inc.                 Common  589331107    3,478.03     69840  SH           X                        5,095         64,745
Microsoft Corp.                  Common  594918104    4,506.55    152920  SH           X                       18,360        134,560
National Oilwell Varco Inc.      Common  637071101    3,802.68     36480  SH           X                        3,485         32,995
Netflix Inc.                     Common  64110L106   13,295.24    685675  SH           X                      500,260        185,415
Oracle Corp.                     Common  68389X105    2,543.38    129040  SH           X                       12,235        116,805
P.F. Chang's China Bistro Inc.   Common  69333Y108   11,879.47    337485  SH           X                      299,985         37,500
Packeteer Inc.                   Common  695210104   12,263.99   1570293  SH           X                    1,131,884        438,409
PepsiCo Inc.                     Common  713448108      275.94      4255  SH           X                        4,255
Performance Food Group Co.       Common  713755106   13,052.08    401726  SH           X                      357,086         44,640
Perrigo Co.                      Common  714290103   12,428.74    634767  SH           X                      564,167         70,600
Pharmaceutical Prod. Dev. Inc.   Common  717124101    6,919.87    180817  SH           X                      160,702         20,115
Polycom Inc.                     Common  73172K104   11,420.34    339891  SH           X                      245,196         94,695
Prestige Brands Holdings Inc.    Common  74112D101    2,216.46    170760  SH           X                      151,964         18,796
Raymond James Financial Inc.     Common  754730109    6,359.13    205797  SH           X                      182,895         22,902
Raytheon Co.                     Common  755111507      308.79      5730  SH           X                        5,730
RightNow Technologies Inc.       Common  76657R106   11,529.58    702595  SH           X                      624,690         77,905
Safeguard Scientifics Inc.       Common  786449108    9,937.63   3536524  SH           X                    3,124,625        411,899
Sara Lee Corp.                   Common  803111103      319.99     18390  SH           X                       18,390
Schering-Plough Corp.            Common  806605101    4,621.19    151813  SH           X                       12,633        139,180
Sharper Image Corp.              Common  820013100    4,163.33    365525  SH           X                      325,175         40,350
Six Flags Inc.                   Common  83001P109    7,525.35   1235690  SH           X                    1,093,000        142,690
Southwest Airlines Co.           Common  844741108    4,553.74    305415  SH           X                       28,430        276,985
Steelcase Inc.                   Common  858155203   14,170.52    765974  SH           X                      678,719         87,255
SunOpta Inc.                     Common  8676EP108   13,546.05   1214892  SH           X                    1,076,497        138,395
Symyx Technologies Inc.          Common  87155S108    8,584.68    745845  SH           X                      663,130         82,715
Teleflex Inc.                    Common  879369106   11,463.43    140174  SH           X                      124,584         15,590
Teva Pharmaceutical Industries   Common  881624209      489.43     11865  SH           X                       11,865
TIBCO Software Inc.              Common  88632Q103   12,414.09   1371723  SH           X                    1,218,788        152,935
Tidewater Inc.                   Common  886423102   11,284.95    159212  SH           X                      141,542         17,670
Trex Co. Inc.                    Common  89531P105    5,592.90    284916  SH           X                      257,321         27,595
United Parcel Service Inc.       Common  911312106    2,690.05     36850  SH           X                        3,670         33,180
United Therapeutics Corp.        Common  91307C102    9,281.86    145575  SH           X                      129,265         16,310
UnitedHealth Group Inc.          Common  91324P102    3,823.99     74775  SH           X                        6,295         68,480
Vail Resorts Inc.                Common  91879Q109    6,154.69    101112  SH           X                       89,847         11,265
ValueClick Inc.                  Common  92046N102   12,852.96    436285  SH           X                      387,535         48,750
Verizon Communications Inc.      Common  92343V104    2,521.04     61235  SH           X                        5,745         55,490
Walgreen Co.                     Common  931422109    2,780.25     63855  SH           X                        4,905         58,950
Wal-Mart Stores Inc.             Common  931142103    3,142.55     65320  SH           X                        7,760         57,560
Washington Post Co.              Common  939640108       68.30        88  SH           X                                          88
Washington REIT                  Common  939653101   10,797.21    317565  SH           X                      282,250         35,315
Watson Wyatt Worldwide Inc.      Common  942712100   15,289.89    302890  SH           X                      269,230         33,660
Wells Fargo & Co.                Common  949746101    3,117.64     88645  SH           X                        9,630         79,015
Whiting Petroleum Corp.          Common  966387102   10,917.99    269447  SH           X                      239,457         29,990
Willbros Group Inc.              Common  969199108   19,325.12    651116  SH           X                      574,036         77,080
WM. Wrigley Jr. Co.              Common  982526105    2,850.95     51545  SH           X                        4,465         47,080
XTO Energy Inc.                  Common  98385X106    3,568.14     59370  SH           X                        5,165         54,205
Yahoo! Inc.                      Common  984332106       49.11      1810  SH           X                                       1,810
                                                   -----------
                                                   $763,253.38